Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Activities
Net loss	$ (1,708,132)	$ (1,173,966)	$ (1,916,252)
Adjustment for non-cash items:
Amortization	17,984		180,469
Finance cost	38,438	144,488	5,144
Gain on settlement of liabilities		(33,899)	(3,058)
Write-down of inventories		180,432
Write down of intangible assets			313,514
Share-based payments	495,791	130,219	86,420
Change in working capital items:
Accounts receivable	(79,620)	3,546
Prepaid expenses and deposits	70,977	45,259	107,123
Inventories		(180,432)
Accounts payable and accrued liabilities	(69,592)	(339,043)	364,306
Net cash used in operating activities	(1,234,154)	(1,223,396)	(862,334)
Net cash provided by operating activities of discontinued operations			175,927
Net cash used in operating activities	(1,234,154)	(1,223,396)	(686,407)
Investing Activities
Intangible assets	(35,006)
Purchase of equipment	(105,358)
Net cash used in investing activities	(140,364)
Financing Activities
Proceeds from issuance of shares	2,404,000	626,000	637,070
Proceeds from exercise of warrants	1,653,737
Proceeds from exercise of stock options	125,657	5,250	20,701
Share issuance costs	(98,596)	(25,242)
Share subscription received		10,000	10,000
Loan repaid	(1,000,000)
Loan proceeds		940,000
Finance cost		(30,000)
Lease payments		(13,696)	(52,007)
Net cash provided by financing activities	3,084,798	1,512,312	615,764
Increase (decrease) in Cash and Cash Equivalents	1,710,280	288,916	(70,643)
Cash and Cash Equivalents, Beginning of Year	302,715	13,799	84,442
Cash and Cash Equivalents	2,012,995	302,715	13,799
Cash and Cash Equivalents Consist of:
Cash	1,702,995	292,715	13,799
Guaranteed investment certificates	$ 310,000	$ 10,000